Related parties transactions - Leasing terms and rental (Details) - CNY (¥) ¥ in Thousands					12 Months Ended
		Jun. 30, 2020	Sep. 12, 2019	Jul. 01, 2019	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of related party [Line Items]
Rental expense	[1]				¥ 0		¥ 33,814		¥ 32,486
Leases prepayments					(524,996)
Purchase of right-of-use assets					524,996
Interest on lease liabilities	[2]				3,624		0		0
Settled lease liabilities		¥ 3,628			¥ 3,628	[2]	0	[2]
Hailiang Investment [Member]
Disclosure of related party [Line Items]
Rental expense							31,504		30,965
Leasing period					October 11, 2017 ~ June 30, 2037
Purchase of right-of-use assets			¥ 524,996
Right-of-use assets recognized				¥ 4,410
Interest on lease liabilities					¥ 3,624
Settled lease liabilities					¥ 529,377
Nanchang Hongtou [Member]
Disclosure of related party [Line Items]
Rental expense							1,580		1,521
Leasing period					July 1, 2017 ~ June 30, 2022
Hailiang Real estate [Member]
Disclosure of related party [Line Items]
Rental expense							¥ 730		¥ 0
Leasing period					June 11, 2018 ~ September 30, 2025

[1]	The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng.
[2]	The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng.